As filed with the U.S. Securities and Exchange Commission on May 21, 2020

Securities Act File No. 002-58407

Investment Company Act File No. 811-02735

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. / /

Post-Effective Amendment No. 64

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 64

(Check appropriate box or boxes)

ELFUN TAX-EXEMPT INCOME FUND

...................................................

(Exact Name of Registrant as Specified in Charter)

One Iron Street

Boston, Massachusetts 02210

.........................................................

(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code: (617) 664-7037

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

Copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, Massachusetts 02199-3600

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon Filing Pursuant to Paragraph (b) of Rule 485
[ ]	on (date) Pursuant to Paragraph (b) of Rule 485
[ ]	60 Days after Filing Pursuant to Paragraph (a)(1) of Rule 485
[ ]	on (date) Pursuant to Paragraph (a)(1) of Rule 485
[ ]	75 Days after Filing Pursuant to Paragraph (a)(2) of Rule 485
[ ]	on (Date) Pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 64 to the Registrant’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Registrant’s PEA No. 63 on Form N-1A filed April 24, 2020. This PEA No. 64 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 63 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant, Elfun Tax-Exempt Income Fund (the “Fund”), certifies that it meets all requirements for the effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Amendment to the Fund’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and Commonwealth of Massachusetts on this 21st day of May, 2020.

ELFUN TAX-EXEMPT INCOME FUND

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Trustee

Pursuant to the requirements of the 1933 Act, this Registration Statement for the Fund has been signed below by the following persons in the capacities as indicated on the 21st day of May, 2020:

Signature	Signature

/s/ Michael F. Holland*	/s/ Donna M. Rapaccioli*
Michael F. Holland, Trustee	Donna M. Rapaccioli, Trustee

/s/ Jeanne M. La Porta*	/s/ Richard D. Shirk*
Jeanne M. La Porta, Trustee	Richard D. Shirk, Trustee

/s/ John R. Costantino*	/s/ Rina K. Spence*
John R. Costantino, Trustee	Rina K. Spence, Trustee

/s/ Patrick J. Riley*	/s/ Michael A. Jessee*
Patrick J. Riley, Trustee	Michael A. Jessee, Trustee

/s/ Bruce S. Rosenberg
Bruce S. Rosenberg, Treasurer and Principal Financial Officer

/s/ Ellen M. Needham
Ellen M. Needham, President (Principal Executive Officer) and Trustee

/s/ Andrew DeLorme
*By: Andrew DeLorme
Attorney-in-Fact
Pursuant to Powers of Attorney

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase